Tax - Tax expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current tax	£ (283)	£ (187)	£ 195
– for this year	(243)	(245)	186
– adjustments in respect of prior years	(40)	58	9
Deferred tax	(278)	164	(331)
– origination and reversal of temporary differences	(444)	248	(339)
– effect of changes in tax rates	33	(56)	(26)
– adjustments in respect of prior years	133	(28)	34
Total tax expense	(561)	(23)	(136)
Tax credit (charge) recorded directly to equity	£ 393	£ 135	£ (135)